Recovco ID	Loan #1	Loan #2	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
CI54MEWRWR1	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 10/XX/18, service notes reflect Borrower contact, account reviewed, reinstatement made.
• Default: Performing account. RFD not given.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 11/XX/18, no damage of property reporting in service notes. BPO not reporting. 9/XX/17 note reflects disaster inspection received, no detail of disaster or damage to property reporting.
• Other: No prior mod reporting.
• Willingness to Pay: Fair.
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1KXRIRRTJ41	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	6/XX/2019	6/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 6/XX/19, service notes reflect contact with Borrower, account reviewed, no resolution to bring account current.
• Default: Collections 30-day account. RFD provided as disaster in area that Borrower lives, not state where property is, although Borrower has been chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 4/XX/19, no damage of property reporting in service notes.  BPO not reporting and NPV reporting on 3/XX/19, IAO $88,721.
• Other: No prior mod reporting.
• Willingness to Pay: Poor, Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and detail of debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SXDOBND2LZ3	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 6/XX/18, service notes reflect Borrower contact, account reviewed, prior payment returned due to insufficient amount.
• Default: Collections, 60-day account. Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 5/XX/19, no damage of property reporting in service notes. BPO not reporting in data information. 1/XX/19 service notes reflect “ Received CV notice for multiple violations and ordered to cure or demolish the building within 30 days”, no detail of violations, cost to cure or if violations were ever cured. 9/XX/18 notes reflect chase call shows property is for sale. 9/XX/17 notes reflect disaster inspection for recent hurricane with no damage reporting.
• Other: No prior mod reporting.
• Willingness to pay Poor:  Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IW2B0MLGZKC	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: This loan was reviewed with commentary from 5/XX/2017 to 5/XX/2019. The last known contact with borrower was on 5/XX/2019 inbound call from borrower stating excessive obligations, borrower wanted to make payment in amount of $2800 for today and will pay remaining balance next week, declined to set up future payment. There was no verbal contact with borrower during the 2017 review period. Commentary on 3/XX/2018 inbound call from borrower inquiring about reinstatement, agent advised account is in foreclosure and will need full reinstatement, transferred to foreclosure department. Commentary on 3/XX/2018 inbound call from borrower scheduled payment for 3/XX/2018 amount $7132.08 via wire. Loan reinstated. Commentary on 4/XX/2018 inbound call from borrower to verify status of account, agent advised account is current. Commentary on 7/XX/2018 inbound call from borrower stating excessive obligations, promise to pay by 7/XX/2018 $2679.02, double payment. Commentary on 12/XX/2018 reflects return of $500 payment, certified funds required for payment. Commentary on 1/XX/2019 Short payment rejected at lockbox, sent to cash team, funds did not meet minimum amount due, certified funds required for payment. Commentary on 1/XX/2019 inbound call from borrower, curtailment of income, expenses for children, now able to make payment, hardship resolved, able to make future payment, agent discussed reinstatement, repayment plan, modification. Commentary on 2/XX/2019 inbound call from borrower promise to pay by 2/XX/2019 $10908., via wire. Loan reinstated.
• Default:  This loan is due for the 3/XX/2019 payment.
• Title Issues: None known.
• Litigation: None known.
• Property Condition: There was a property preservation report(s) (from 7/XX/2017 to 5/2 2/2019) in the file.  There was not a property valuation report in the file.  Additionally, there was no damage reported for this property.
• Other: None.
• Willingness to Pay: Poor. This loan is due for the 3/XX/2019 payment. Borrower states excessive obligations.
• Ability to Pay: Poor. This loan is due for the 3/XX/2019 payment. Borrower states excessive obligations.
• Key Word Search: Foreclosure, bankruptcy, modification, trial, disaster, death, illness, inspections, valuation, RFD, FEMA, damage, forbearance, taxes, liens, quote.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MKL2QEJO2ZR	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	5/XX/2019	6/XX/2017	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Not Applicable	Performing	•Borrower Contact: Borrower called in on 05/XX/2019 to advise the servicer the account would be brought current by 05/XX/2019. Account is now current and showing due for 06/2019.
•Default: Performing
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damages to the property noted in the account.
•Other: Loan was modified in 04/2013.
•Willingness to Pay: Borrower fell behind a couple of months due to illness but brought the account current.  Borrower is now in a current status on the loan.
																						•Ability to Pay: Borrower is employed and is able to make the monthly payments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IJKJOYT1EOP	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Dispute with Lender	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 5/XX/19, service notes reflect Borrower contact, account reviewed, Borrower upset at credit reporting of derogatory payments, Borrower claimed delinquent because she was not notified of payment amount change.
• Default: Performing account. Borrower is current for last six payments, was 60 days past due.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 10/XX/18, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: No prior mod reporting.
• Willingness to pay Fair:  Borrower is current last six months. Prior 60-day delinquent.
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O0E4A1KSHIU	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	4/XX/2019	4/XX/2017	Excessive Obligations	Fair	Fair	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Payment Arrangement	Bankruptcy	• Borrower Contact: The last noted contact with the Borrower was on 4/XX/2019, when the Borrower called to inquire about the account status and make a payment. The Agent processed the payment request.
Default:  The Borrower filed for Chapter 13 Bankruptcy protection on 10/XX/2018.  The commentary indicates the loan is due for 4/XX/2019.  The comments note an active Trial payment Plan on 1/XX/2019 and suppression of late fees. A payment by phone request on 4/XX/2019 is not reflected on the account. Attorney consent was provided on 12/XX/2018 for Loss Mitigation options. The Proof of Claim calculations were completed on 10/XX/2018.    The commentary does not provide a case #, status or  dates and details of standard Bankruptcy case milestones
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues: There are no title issues identified in the commentary. Comments on 10/XX/2018 note a Bankruptcy Chain of Title obtained  but no further information is provided.
• Property Condition: The most recent property inspection results were received on 3/XX/2019 but details are not provided. There is no evidence of property damage.  The 2-4 family property is tenant  occupied.  The property tax vendor verified county taxes were not delinquent as of 1/XX/2019.  On 12/XX/2018, the hazard insurance carrier provided policy information and indicated the Borrower has many loans on the same policy.
• Other: The account was reported delinquent to the private mortgage insurance carrier on 3/XX/2019.

•  Willingness to Pay:  The Borrower requested a modification on 12/XX/2019 and is currently in a trial payment plan.
• Ability to Pay:  Financials  were obtained and reviewed on 1/XX/2019; however, income and employment status are not provided.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Proof of Claim - Request to File	Unavailable	10/XX/2018	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	The Borrower filed for Chapter 13 Bankruptcy protection on 10/XX/2018. The commentary indicates the loan is due for 4/XX/2019. The comments note an active Trial payment Plan on 1/XX/2019 and suppression of late fees. A payment by phone request on 4/XX/2019 is not reflected on the account. Attorney consent was provided on 12/XX/2018 for Loss Mitigation options. The Proof of Claim calculations were completed on 10/XX/2018. The commentary does not provide a case #, status or dates and details of standard Bankruptcy case milestones
1WHNH1QWQ3W	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Rented out by Investor (Post-FC)	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Performing	• Borrower Contact: Last contact 3/XX/19, service notes reflect Borrower contact, account reviewed, promise to pay made.
• Default: Performing account. Borrower chronic delinquent since notes inception. Service notes through 3/XX/19 still reference account as a Bankrupt are incorrect as prior CH7 BK discharged sometime in 11/2017.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 2/XX/19, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: Prior mod reporting 9/XX/18.
• Willingness to Fair: Borrower is chronic delinquent since notes inception.
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Rented out by Investor (Post-FC)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2WTYM3UBUTO	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: This loan was reviewed with commentary from 5/XX/2017 to 5/XX/2019. T he last known contact with borrower was on 5/XX/2019 inbound call from borrower requesting documents, default BPO, AVM and appraisal. Documents sent to borrower via email. Commentary on 4/XX/2019 inbound call from authorized third-party requesting status of modification, agent advised still in review with underwriter. Commentary on 4/XX/2019 Modification denied, payment reduction not met. Commentary on 4/XX/2019 inbound call from borrower stating curtailment of income, unemployed for 6 weeks, agent discussed reinstatement, repayment plan, borrower denied explanation of workout options, borrower stated hardship is resolved, can make future payments. 3/XX/2019 payment of $900 returned to borrower, insufficient to bring loan current. Commentary on 11/XX/2018 reflects a payment returned as NSF. There was no verbal contact with the borrower during the 2017 and 2018 review period.
• Default:  This loan is due for the 6/XX/2019 payment.
• Title Issues: None known.
• Litigation: None known.
• Property Condition: There was a property preservation report(s) (from 12/XX/2018 to 5/XX/2019) in the file.  There was not a property valuation report in the file.  Additionally, there was no damage reported for this property.
• Other: None.
• Willingness to Pay:Poor. This loan was due for the 3/XX/2019 payment, post demand payment was made on 5/XX/2019. This is due for the 6/XX/2019 payment.
• Ability to Pay: Poor. This loan was due for the 3/XX/2019 payment, post demand payment was made on 5/XX/2019. This loan is due for the 6/XX/2019 payment..
• Key Word Search: Foreclosure, bankruptcy, modification, trial, disaster, death, illness, inspections, valuation, RFD, FEMA, damage, forbearance, taxes, liens, quote.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1GCK2R32TG	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	4/XX/2019	5/XX/2017	Unavailable	Good	Fair	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Bankruptcy-Current	• Borrower Contact: Last contact 6/XX/18, service notes reflect Borrower contact, account reviewed, payment made.
• Default: Bankruptcy Borrower paid as agreed since prior BK cramdown. Prior CH 11 BK, 2/XX/19 note reflects BK administratively closed, Borrower to re-open to create discharge. 6/XX/18 notes reflect cramdown booked and payments applied, no other details of cramdown reporting.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 5/XX/18, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: Prior mod reporting 5/XX/16.
• Willingness to Good:
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Proof of Claim - Filed	Unavailable	05/XX/2015	Chapter 11	Unavailable	Unavailable	Unavailable	Not Applicable	Bankruptcy Borrower paid as agreed since prior BK cramdown. Prior CH 11 BK, 2/XX/19 note reflects BK administratively closed, Borrower to re-open BK to create discharge. 6/XX/18 notes reflect cramdown booked and payments applied, no other details of cramdown reporting.
BY5KAA3J2KF	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, < 60 Days	• Borrower Contact: Last contact 4/XX/19, service notes reflect third party contact, account reviewed, promise to pay by end of month.
• Default: Collections 30-day account. RFD given as curtailment of income, although Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 4/XX/19, no damage of property reporting in service notes. BPO not reporting.
• Other: No prior mod reporting.
• Willingness to Pay: Poor, is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes 7/XX/17 reflect income information provided and debt ratio reporting as 32.27%.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21CBRRFJGBR	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 3/XX/19, service notes reflect contact with Borrower, account reviewed, and payment scheduled for 4/XX/19.
• Default: Collections 60-day account. RFD provided as late payment at work although Borrower has been chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 4/XX/19, no damage of property reporting in service notes. BPO not reporting and NPV not reporting.
• Other: No prior mod reporting.
• Willingness to Pay: Poor, Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and detail of debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QSYWLIE2GG3	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Tenant	No	Not Applicable	Forbearance Plan	Yes	Refinance / Pay-Off	Performing	• Borrower Contact: This loan was reviewed with commentary from 5/XX/2017 to 5/XX/2019. The last known contact was with borrower was on 5/XX/2019, inbound call from borrower, payment inquiry for receipt of payoff funds, agent advised funds received and applied to account, however still unpaid principle balance, loan was behind, borrower requested payoff quote and proof of funds application. Document inquiry and payoff quote mailed to borrower. Loan is currently due for 6/XX/2019. Commentary on 5/XX/2018 Inbound call from borrower reporting death of a family member, on going hardship, property owner occupied, borrower has current income, will make payment in a few days. Commentary on 5/XX/2018 Inbound call from borrower, payment inquiry receipt of May 2018 payment, agent advised loan is still due for this payment. Commentary on 6/XX/2018 inbound call from borrower, promise to pay 498.01 by 6/XX/2018 via mail, not sure will be able to pay 6/2018 payment, agent advised of reinstatement and repayment plan, borrower denied, she will call back if needs assistance, hardship resolved, able to make future payments. Commentary on 6/XX/2018 inbound call from borrower stating illness of borrower’s family, health issues, promise to pay 10914.36 by 6/XX/2018 via speed pay. 6/XX/2018 Financial Solicitation of borrower. 8/XX/2018 Incomplete RMA package received, trial payment plan, suppress fees. Borrower notified of incomplete package. 10/XX/2018 inbound call from borrower stating illness of borrower unable to make payment, hardship resolved, able to make future payments, promise to pay $500.11/XX/2018 inbound call from borrower, borrower 2 is ill and in bed, better now ready to get current. Promise to pay $500 scheduled for 11/XX/2018.
• Default:  This loan is due for the 6/XX/2019 payment.
• Title Issues: None known.
• Litigation: None known.
• Property Condition: There was a property preservation report(s) (from 4/XX/2018 through 5/XX/2019) in the file.  There was not a property valuation report in the file.  Additionally, there was no damage reported for this property.
• Other: None.
• Willingness to Pay:Poor. Borrower makes post demand payments, borrower attempted payoff but was delinquent, payoff funds made loan due for 6/XX/2019 payment. This loan is due for the 6/XX/2019 payment.
																						• Ability to Pay: Poor. Borrower makes post demand payments, borrower attempted payoff but was delinquent, payoff funds made loan due for 6/XX/2019 payment. This loan is due for the 6/XX/2019 payment.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDQSVH0C5WN	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	4/XX/2019	4/XX/2017	Unemployment / Decreased Income	Good	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: last date of contact was 04/03/2019. Borrower called in to return the managers phone call. Servicing verified the Approved Mod Trial name and address.
•Default:  Loan is in collection >=120 days. Borrower was offered Modification trial.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 03/XX/2019. The inspection results were not included in the notes. No damage was reported to the property.
•Other: Loan was not modified.
•Willingness to Pay: Borrower’s willingness to pay is good. Loan has been current for most of the 24 months reviewed.
•Ability to Pay: Borrower’s ability to pay is poor. Borrower stated she lost her job 01/02/2019.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JXAGCMDVZSX	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Death certificate received 12/XX/18. Issue already resolved per note account has been updated to Estate of. Authorized party of the account noted as XXX. Comments do not indicate her as executor of estate."	3/XX/2019	5/XX/2017	Death of Borrower	Not Applicable	Not Applicable	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	•Borrower Contact: Last borrower contact noted 1/XX/19. Authorized 3rd party XXX called in to inquire if online account was active. Rep stated she spoke to caller earlier and caller requested to have online account deactivated because another 3rd party was accessing account. Advise if she wants to create a new account she will need the borrower’s information. Caller understood.
•Default: There is no evidence of a Modification, Forbearance, Bankruptcy, Foreclosure, Short Sale, or Deed in Lieu being completed on the loan in the past 24 months.
•Litigation: Servicing comments show no record of borrower attorney contact, disputes, case file numbers or court dates currently active as of comment end date.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Property inspection results completed noted 3/XX/19. Results are not noted. No damages from flood, fire, or natural disaster noted in comments.
•Other: Mailing address changed 11/XX/18 to: XXX. XXX, FL XXX.
Death certificate received 12/XX/18. Issue already resolved per note account has been updated to Estate of. Authorized party of the account noted as XXXt. Comments do not indicate her as executor of estate.
Mailing address updated 12/XX/18 to: XXX XXX, TN XXX.
•Willingness to Pay: Borrower is deceased. Payments have been received after death.
•Ability to Pay: Borrower is deceased. Grandson Payments have been being made by the successor of the account XXX.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VOQQM2CAO0E	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	4/XX/2019	4/XX/2017	Unemployment / Decreased Income	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: Last borrower contact noted 4/XX/19. Talked to XXX and advised borrower that his payment was received and account is current. Advised borrower of monthly mortgage payments grace period and late fees.
•Default: BK, FC, SS, Forbearance or DIL have not been completed with borrower in last 24 months. HAMP streamline final payment received noted 4/XX/17. Account has been modified noted 4/XX/17.
Foreclosure closed and billed noted 4/XX/17. Account in FC prior to comment start.
Loan referred for Foreclosure noted 7/XX/18.
Foreclosure closed and billed 9/XX/18 with a reinstatement payment IAO $3647 received 8/XX/18.
•Litigation: Servicing comments show no record of borrower attorney contact, disputes, case file numbers or court dates currently active as of comment end date.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: BPO received noted 11/XX/17. Values are not noted in comments.
Borrower indicated no disaster impact noted 11/XX/18. Disaster inspection competed 12/XX/18 no damages noted.
Property inspection results received 4/XX/19. Condition of the property is not noted. No damages from fire, flood or natural disaster noted in comments.
•Other: RFD noted 4/XX/19 as unemployment. First noted 10/XX/17. Borrower stated he was laid off work, but now has found another job. Borrower stated his spouse was also ill.
•Willingness to Pay: Borrower has shown a willingness to pay.
•Ability to Pay: Borrower has shown an ability to pay. Borrower was temporary unemployed, but has brought account current as of last comment.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TVINU3AZTTL	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: Last contact 5/XX/19, service notes reflect contact with Borrower and account reviewed and determined account was now current. 5/XX/19 notes reflect reinstatement IAO that day to stop scheduled FC sale the same day. 4/XX/19 notes reflect property currently being sold.
• Default: Collections. RFD given as illness although Borrower has been chronic delinquent since notes inception with a prior reinstatement to stop FC action.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 5/XX/19, no damage of property reporting in service notes. BPO not reporting and NPV not reporting.
• Other: No prior mod reporting.
• Willingness to Pay: Poor, Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and detail of debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UN3ND0DYSSJ	XXX	XXX	NRZ 41 - Servicing	NRZ 41 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: This loan was reviewed with commentary from 5/XX/2017 to 5/XX/2019. The last known contact was with borrower was on 5/XX/2019 inbound call from borrower requesting documents, BPO, AVM and appraisal. Commentary on 4/XX/2019 government shutdown forbearance requested. Commentary on 4/XX/2019 independent modification review completed, modification denied insufficient monthly payment reduction, reason for delinquency unemployment due to government shutdown. Borrower scheduled payment for 4/XX/2019 $3166.14. Commentary on 4/XX/2019 inbound call from borrower requested repayment plan, agent advised that per investor requirements need the December, January and February payments before discussing repayment plan, borrower advised spouse cannot come up with funds. Agent created new evaluation for borrower. Trial plan suppress late fees. 3/XX/2019 inbound call from borrower, agent advised that forbearance plan must finished, discussed other options once forbearance is completed, 1/XX/2019 approved a 3month government plan beginning 2/XX/2019, ends 4/XX/2019, negative credit reporting suppressed. Borrower was behind in payments before government shutdown. Borrowers had completed forbearance plan 6/2018. 3/XX/2018 Borrowers had disaster forbearance plan, borrower ineligible for other options because account was delinquent at time of disaster. Commentary on 2/XX/2018 Borrower reported medical condition caused to fall behind, agent discussed repayment plan, reinstatement and modification. Hardship not resolved, hardship 4 months and ongoing, wishes to keep property and has income. Borrower had 3month forbearance beginning 9/XX/2017.
• Default:  None. This loan is due for 3/XX/2019 payment.
• Title Issues: None known.
• Litigation: None known.
• Property Condition: There was a property preservation report(s) (from 9/XX/2017 to 5/XX/2019 in the file.  There was not a property valuation report in the file.  Additionally, there was no damage reported for this property.
• Other: None.
• Willingness to Pay: Poor. This loan is due for the 3/XX/2019 payment. Borrower is government employee, government shut down, no income.
• Ability to Pay: Poor. This loan is due for the 3/XX/2019 payment. Borrower is government employee, government shut down, no income.
• Key Word Search: Foreclosure, bankruptcy, modification, trial, disaster, death, illness, inspections, valuation, RFD, FEMA, damage, forbearance, taxes, liens, quote.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ACC5Y3CQA0D	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 10/XX/18, service notes reflect Borrower contact, account reviewed, reinstatement payment made
• Default: Performing account. Borrower is current for last six payments, was 90 days past due. RFD given as illness; Borrower was in hospital.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 10/XX/18, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: No prior mod reporting.
• Willingness to pay Fair:  Borrower is current last six months. Prior 90-day delinquent.
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4VUHGGL55ZF	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Not Applicable	Collections, < 60 Days	• Borrower Contact: Last contact 6/XX/18, service notes reflect Borrower contact, account reviewed, payment arrangement made to pay by 6/XX/18.
• Default: Collections 30-day account. Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 1/XX/19, no damage of property reporting in service notes. BPO not reporting in data information. 12/XX/18 notes reflect disaster inspection complete, no damage of property reported.
• Other: No prior mod reporting.
• Willingness to pay Poor:  Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TTF1BXW5ZPF	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Performing	• Borrower Contact: Last contact 1/XX/19, service notes reflect Borrower contact, account reviewed, mod reviewed, payment arrangement made.
• Default: Performing account. Borrower is current since 1/XX/19 modification.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 1/XX/19, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: Current mod reporting 1/XX/19.
• Willingness to pay Fair:  Borrower is current last three months. Prior chronic delinquent.
• Ability to Pay: Poor, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UFBOO1GXK5G	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Per the servicing comments it was noted on 3/XX/2017. No notes indicating that the appropriate documents were ever received."	4/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Performing	• Borrower Contact: Last contact 3/XX/19, service notes reflect Borrower contact, account reviewed, payment prior to 4/XX/19.
• Default: Performing. Borrower paid as agreed since most recent modification. Prior as chronic delinquent since notes inception with prior broken trial/forbearance attempts.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 12/XX/18, no damage of property reporting in service notes. BPO not reporting in data information.
• Other: Prior mod reporting 2/XX/19.
• Willingness to pay Fair:  Borrower paid as agreed since most recent modification. Prior as chronic delinquent since notes inception with prior broken trial/forbearance attempts.
• Ability to Pay: Fair, service notes reflect limited income information provided and debt ratio  reporting 7/XX/17 as 76.54%.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BI1X3TQQPP1	XXX	XXX	NRZ 40 - Servicing	NRZ 33 - Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 1/XX/19, service notes reflect Borrower contact, account reviewed, payment arrangement made.
• Default: Performing account. Borrower is current last four months.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 12/XX/18, no damage of property reporting in service notes. BPO not reporting in data information. 12/XX/18 notes reflect disaster call and Borrower indicated not effected, no damage of property reported.
• Other: No prior mod reporting.
• Willingness to pay Fair:  Borrower is current last four months.
• Ability to Pay: Poor, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z210CZ055XZ	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	5/XX/2019	5/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Collections, < 60 Days	• Borrower Contact: Last contact 4/XX/19, service notes reflect Borrower contact, account reviewed, payment made.
• Default: Collections 30-day account. RFD given as excessive obligations, although Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 3/XX/19, no damage of property reporting in service notes. BPO not reporting.
• Other: Prior HAMP mod reporting 4/XX/15.
• Willingness to Pay: Poor, is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PLXCQDOZOXM	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	1/XX/2019	4/XX/2017	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Not Applicable	Performing	•Borrower Contact: Last borrower contact noted 3/XX/18. Borrower called in to have her address changed. Borrower stated she requested for the change 90 days ago. Rep assisted borrower with viewing her 1098 online. Borrower also requested a payoff quote to be sent to her via email.
•Default: Modification, FC, BK, SS, Forbearance or DIL have not been completed with borrower in last 24 months.
•Litigation: Servicing comments show no record of borrower attorney contact, disputes, case file numbers or court dates currently active as of comment end date.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Disaster area inspection ordered noted 10/XX/17. Borrower stated no impact 11/XX/17. Completed inspection is not noted.
Property inspection results received 10/XX/17. Condition of the property is not noted. No damages from fire, flood or natural disaster noted in comments.
•Other: RFD noted on 7/XX/17 as curtailment of income. Borrower stated her spouse hadn’t worked in several years.
•Willingness to Pay: Borrower shows a willingness to pay.
																						•Ability to Pay: Borrower has shown an ability to pay.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOVSC2ZSZJW	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "No contact with the borrower was reported in the 24 months reviewed."	4/XX/2019	4/XX/2017	Unavailable	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	•Borrower Contact: No contact with the borrower was reported in the 24 months reviewed.
•Default:  Loan is in collections 30 days past due.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 03/XX/2019. No details were reported from the inspection. No damage was reported to the property. Property was in federally declared disaster area for XXX. No damage from the storms was reported. Hazard loss claim was in effect 04/XX/2017. No details for the damage were given. Hazard drive -by inspection completed 04/XX/2017 with 1%, the property is not vacant, demolished, or vandalized. XXX closed claim.
•Other: Loan is not modified.
•Willingness to Pay: Borrower shows good willingness to pay loan has been current for almost all the 24-month period
•Ability to Pay: Borrower’s ability to pay is unknown. No information was provided for the borrower’s income or financial status.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W04V0KH22BK	XXX	XXX	NRZ 40 - Servicing	NRZ 31 – Servicing	1: Acceptable	4/XX/2019	5/XX/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: Last contact 4/XX/19, service notes reflect Borrower contact, account reviewed, payment made.
• Default: Performing. Borrower paid as agreed since 10/XX/18 reinstatement. Prior as chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 10/XX/18, no damage of property reporting in service notes. BPO not reporting in data information. 9/XX/17 notes reflect disaster inspection complete, no damage of property reported.
• Other: No prior mod reporting.  2/XX/19.
• Willingness to pay Fair:  Borrower paid as agreed since 10/18 reinstatement. Prior as chronic delinquent since notes inception.
• Ability to Pay: Fair, service notes reflect no income information provided and debt ratio not reporting.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TJVPJIWTDR4	XXX	XXX	NRZ 40 - Servicing	NRZ 40 - Servicing	1: Acceptable	4/XX/2019	4/XX/2017	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Not Applicable	Bankruptcy-Current	• Borrower Contact: Last contact 4/XX/19, service notes reflect contact with Borrower and loan paid with payment made. Service notes reflect Borrower as performing loan since notes inception.
• Default: BK, Chapter 13 BK filed 10/XX/18, PPD 3/XX/19, previously performing loan with most recent payment 4/XX/19.
• Litigation Issues: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Other: No prior mod reporting. Loan was on boarded 4/XX/17.
• Willingness to Pay: Excellent.
• Ability to Pay: Excellent.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	Unavailable	10/XX/2018	Chapter 13	Unavailable	Unavailable	Not Applicable	Not Applicable	Chapter 13 BK filed 10/XX/18, PPD 3/XX/19, previously performing loan with most recent payment 4/XX/19.
1VRS0TL3MGT	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2019	4/XX/2017	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	•Borrower Contact: Last borrower contact noted 4/XX/19. Borrower called to inquire next payment due date. Advised by rep account is due for 2/XX/19. Borrower stated she will call back on 4/XX/19 to make payment for 2/XX/19.
•Default: There is no evidence of a Modification, Bankruptcy, Foreclosure, Short Sale, or Deed in Lieu being completed on the loan in the past 24 months.
Forbearance repayment plan was set up and accepted by borrower 4/XX/18 for 4 months IAO $1800 starting April to July. Per comments payments received 4/16, 5/16, 6/12, and 7/XX/18.
•Litigation: Servicing comments show no record of borrower attorney contact, disputes, case file numbers or court dates currently active as of comment end date.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Property inspection results completed noted 3/XX/19. Results are not noted. No damages from flood, fire, or natural disaster noted in comments.
•Other: Complaint received 4/XX/18. Borrower made a payment 4/XX/18 to be included in her forbearance repayment plan. Payment did not post towards plan. No response noted in comments.
Western Union speed payment for $1198 was returned 3/XX/19 due to missing account/unable to locate account.
RFD noted on 4/XX/19 as payment dispute. Comment states that borrower stated that her payments were late because of financial hardship (excessive obligation) not because of a dispute.
•Willingness to Pay: Borrower has shown a willingness to pay.
•Ability to Pay: Borrower has shown an ability to pay. Borrower may need assistance to bring account current.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRV1NTCNVUQ	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2019	4/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 2/XX/19, service notes reflect Borrower contact, account reviewed, payment scheduled. Repayment plan discussed; no resolution made.
• Default: Collections 30/60-day account, Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 3/XX/19, no damage of property reporting in service notes.
• Other: Prior mod reporting in data information 4/XX/17. No information reporting on second lien.
• Willingness to Pay: Poor, Borrower is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect limited income information provided and debt ratio of 71.86%.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBXU3UKEKCU	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2019	4/XX/2017	Not Applicable	Good	Good	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Payment Arrangement	Bankruptcy-Current	• Borrower Contact: Last contact 4/XX/19, service notes reflect contact with Borrower and loan paid with payment made. Service notes reflect Borrower as performing loan since notes inception.
• Default: BK, Chapter 13 BK filed 10/XX/18, PPD 3/XX/19, previously performing loan with most recent payment 4/XX/19.
• Litigation Issues: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect no property inspection and no damage of property reporting in service notes.
• Other: No prior mod reporting. Loan was on boarded 4/XX/17.
• Willingness to Pay: Excellent.
• Ability to Pay: Excellent.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	Unavailable	10/XX/2018	Chapter 13	Unavailable	Unavailable	Not Applicable	Not Applicable	Chapter 13 BK filed 10/XX/18, PPD 3/XX/19, previously performing loan with most recent payment 4/XX/19.
KPPF1ZXPEOV	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2019	5/XX/2017	Excessive Obligations	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	•Borrower Contact: Last date of contact was 04/XX/2019. Borrower called in for reinstatement inquiry. Payment was scheduled for 04/XX/2019.
•Default:  Loan is performing. Borrower provided reinstatement amount of $12, 887.46 on 04/XX/2019.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 03/XX/2019. No results were provided. No damage was reported.
•Other: Loan has not been modified.
•Willingness to Pay: Borrower shows fair willingness to pay, Loan has been 30-60 days past due for most of the 24 months reviewed.
•Ability to Pay: Borrower’s ability to pay Is fair. Borrower stated the reason for default is excessive obligations. Borrower is self-employed and could not work December and January due to an injury.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X2BLSNNBLPV	XXX	XXX	XXX	XXX	1: Acceptable	6/XX/2019	6/XX/2017	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: Borrower called in on 05/XX/2019 to advise servicer of payment being made on the account. A check in the amount of $8,200 will be mailed in on 05/XX/2019 and the remainder of the funds by 05/XX/2019.
•Default: Performing
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damage to the property noted on the account.
•Other: Loan was modified in 10/2018.
•Willingness to Pay: Loan is current with no delinquent payments due at this time.
																						•Ability to Pay: Borrower is employed and able to make the monthly payments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable